Earnings per share ("EPS") - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation (shares)	1,077	1,075
Other potentially issuable shares (shares)	16	17
Weighted average shares used in diluted EPS calculation (shares)	1,093	1,092